Income tax expenses - Income tax expenses in profit or loss and other comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current
PRC income tax expenses	¥ 108,545	¥ 66,288	¥ 0
Deferred
PRC income tax expenses	168	0	0
Income tax expenses for the year	¥ 108,713	¥ 66,288	¥ 0